Shareholder Report, Average Annual Return (Details)	12 Months Ended											60 Months Ended	80 Months Ended		120 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024
Large Capitalization Value Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	14.72%											13.30%			7.34%
Large Capitalization Value Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	14.02%											12.62%			6.70%
Large Capitalization Value Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	15.20%											13.76%			7.77%
Large Capitalization Growth Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	35.90%											17.93%			14.44%
Large Capitalization Growth Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	35.00%											17.22%			13.75%
Large Capitalization Growth Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	36.43%											18.40%			14.90%
Mid Capitalization Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	23.32%											9.92%			6.41%
Mid Capitalization Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	22.64%											9.28%			5.79%
Mid Capitalization Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	23.90%											10.37%			6.83%
Small Capitalization Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	19.75%											12.30%			6.94%
Small Capitalization Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	19.15%											11.76%			6.37%
Small Capitalization Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	20.22%											12.68%			7.33%
International Equity Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	13.08%											6.49%			0.74%
International Equity Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	12.47%											5.85%			0.14%
International Equity Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	13.60%											6.94%			1.14%
Health & Biotechnology Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	18.90%											9.97%			6.83%
Health & Biotechnology Porfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	18.21%											9.31%			6.19%
Health & Biotechnology Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	19.35%											10.42%			7.26%
Technology & Communications Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	20.76%											12.63%			13.36%
Technology & Communications Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	20.01%											11.97%			12.69%
Technology & Communications Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	21.25%											13.09%			13.82%
Energy & Basic Materials Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	2.55%											8.09%			(2.32%)
Energy & Basic Materials Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	1.95%											7.42%			(2.76%)
Energy & Basic Materials Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	3.02%											8.51%			(1.93%)
Financial Services Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	29.77%											9.08%			6.16%
Financial Services Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	33.41%											11.05%			6.79%
Financial Services Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	30.19%											9.52%			6.58%
Investment Quality Bond Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	4.98%											0.48%			0.55%
Investment Quality Bond Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	4.35%											(0.17%)			0.08%
Investment Quality Bond Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	5.35%											0.86%			0.92%
Municipal Bond Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	2.84%											(0.49%)			(0.42%)
Municipal Bond Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	2.26%											(0.87%)			(0.61%)
Municipal Bond Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Average Annual Return, Percent	3.24%											(0.19%)			(0.10%)
Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	16.75%											8.63%	6.65%	[1]
Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	15.76%											7.72%	5.98%	[2]
Aggressive Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	16.97%											8.80%	6.81%	[3]
Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	11.54%											5.69%	4.78%	[4]
Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	10.62%											4.91%	4.19%	[5]
Conservative Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	11.79%											5.96%	5.01%	[6]
Moderate Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	14.83%											7.63%	6.31%	[7]
Moderate Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	13.99%											6.83%	5.68%	[8]
Moderate Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	15.12%											7.89%	6.50%	[9]
Moderately Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	15.36%											7.85%	6.16%	[10]
Moderately Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	14.43%											7.04%	5.52%	[11]
Moderately Aggressive Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	15.70%											8.11%	6.35%	[12]
Moderately Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	14.63%											7.28%	5.83%	[13]
Moderately Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	13.52%											6.21%	5.00%	[14]
Moderately Conservative Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	14.63%											7.28%	5.83%	[15]
With Sale Load [Member] | Large Capitalization Value Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%											11.96%			6.70%
With Sale Load [Member] | Large Capitalization Value Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%											12.62%			6.70%
With Sale Load [Member] | Large Capitalization Growth Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	28.10%											16.54%			13.76%
With Sale Load [Member] | Large Capitalization Growth Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	34.00%											17.22%			13.75%
With Sale Load [Member] | Mid Capitalization Portfolio - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%											8.64%			5.78%
With Sale Load [Member] | Mid Capitalization Portfolio - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	21.64%											9.28%			5.79%
With Sale Load [Member] | Small Capitalization Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%											10.96%			6.32%
With Sale Load [Member] | Small Capitalization Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%											11.76%			6.37%
With Sale Load [Member] | International Equity Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%											5.25%			0.14%
With Sale Load [Member] | International Equity Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	11.47%											5.85%			0.14%
With Sale Load [Member] | Health & Biotechnology Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%											8.68%			6.20%
With Sale Load [Member] | Health & Biotechnology Porfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%											9.31%			6.19%
With Sale Load [Member] | Technology & Communications Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%											11.30%			12.69%
With Sale Load [Member] | Technology & Communications Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	19.01%											11.97%			12.69%
With Sale Load [Member] | Energy & Basic Materials Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.35%)											6.82%			(2.89%)
With Sale Load [Member] | Energy & Basic Materials Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.95%											7.42%			(2.76%)
With Sale Load [Member] | Financial Services Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%											7.79%			5.53%
With Sale Load [Member] | Financial Services Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	32.41%											11.05%			6.79%
With Sale Load [Member] | Investment Quality Bond Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.02%)											(0.70%)			(0.04%)
With Sale Load [Member] | Investment Quality Bond Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%											(0.17%)			0.08%
With Sale Load [Member] | Municipal Bond Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)											(1.65%)			(1.01%)
With Sale Load [Member] | Municipal Bond Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%											(0.87%)			(0.61%)
With Sale Load [Member] | Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%											7.34%	5.72%	[1]
With Sale Load [Member] | Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%											7.72%	5.98%	[2]
With Sale Load [Member] | Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%											4.45%	3.86%	[4]
With Sale Load [Member] | Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.62%											4.91%	4.19%	[5]
With Sale Load [Member] | Moderate Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%											6.36%	5.37%	[7]
With Sale Load [Member] | Moderate Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%											6.83%	5.68%	[8]
With Sale Load [Member] | Moderately Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%											6.58%	5.22%	[10]
With Sale Load [Member] | Moderately Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.43%											7.04%	5.52%	[11]
With Sale Load [Member] | Moderately Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%											6.01%	4.89%	[13]
With Sale Load [Member] | Moderately Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%											6.21%	5.00%	[14]
S P 500 Index [Member] | Large Capitalization Value Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Large Capitalization Value Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Large Capitalization Value Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Large Capitalization Growth Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Large Capitalization Growth Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Large Capitalization Growth Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Mid Capitalization Portfolio - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Mid Capitalization Portfolio - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Mid Capitalization Portfolio - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Small Capitalization Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Small Capitalization Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Small Capitalization Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Health & Biotechnology Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Health & Biotechnology Porfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Health & Biotechnology Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Technology & Communications Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Technology & Communications Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Technology & Communications Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Energy & Basic Materials Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Energy & Basic Materials Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Energy & Basic Materials Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Financial Services Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Financial Services Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
S P 500 Index [Member] | Financial Services Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%											15.92%			12.98%
Morningstar U S Fund Large Value Category [Member] | Large Capitalization Value Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	21.17%											11.74%			8.96%
Morningstar U S Fund Large Value Category [Member] | Large Capitalization Value Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	21.17%											11.74%			8.96%
Morningstar U S Fund Large Value Category [Member] | Large Capitalization Value Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	21.17%											11.74%			8.96%
Morningstar U S Fund Large Value Category [Member] | Large Capitalization Growth Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	28.28%											15.37%			13.24%
Morningstar U S Fund Large Value Category [Member] | Large Capitalization Growth Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	28.28%											15.37%			13.24%
Morningstar U S Fund Large Value Category [Member] | Large Capitalization Growth Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	28.28%											15.37%			13.24%
Morningstar U S Fund Large Value Category [Member] | Mid Capitalization Portfolio - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent															8.80%
Morningstar U S Fund Large Value Category [Member] | Mid Capitalization Portfolio - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent															8.80%
Morningstar U S Fund Mid Capitalization Blend Category [Member] | Mid Capitalization Portfolio - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%											11.31%			8.80%
Morningstar U S Fund Mid Capitalization Blend Category [Member] | Mid Capitalization Portfolio - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%											11.31%
Morningstar U S Fund Mid Capitalization Blend Category [Member] | Mid Capitalization Portfolio - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%											11.31%
Morningstar U S Fund Small Capitalization Blend Category [Member] | Small Capitalization Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%											10.62%			7.99%
Morningstar U S Fund Small Capitalization Blend Category [Member] | Small Capitalization Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%											10.62%			7.99%
Morningstar U S Fund Small Capitalization Blend Category [Member] | Small Capitalization Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%											10.62%			7.99%
M S C I A W Ex U S A [Member] | International Equity Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%											7.56%			4.42%
M S C I A W Ex U S A [Member] | International Equity Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%											7.56%			4.42%
M S C I A W Ex U S A [Member] | International Equity Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%											7.56%			4.42%
Morningstar U S Fund Health Category [Member] | Health & Biotechnology Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%											9.23%			8.77%
Morningstar U S Fund Health Category [Member] | Health & Biotechnology Porfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%											9.23%			8.77%
Morningstar U S Fund Health Category [Member] | Health & Biotechnology Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%											9.23%			8.77%
Morningstar U S Fund Equity Energy Category [Member] | Energy & Basic Materials Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%											13.03%			(2.23%)
Morningstar U S Fund Equity Energy Category [Member] | Energy & Basic Materials Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%											13.03%			(2.23%)
Morningstar U S Fund Equity Energy Category [Member] | Energy & Basic Materials Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%											13.03%			(2.23%)
Morningstar U S Fund Financial Category [Member] | Financial Services Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	32.83%											10.87%			9.00%
Morningstar U S Fund Financial Category [Member] | Financial Services Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	32.83%											10.87%			9.00%
Morningstar U S Fund Financial Category [Member] | Financial Services Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	32.83%											10.87%			9.00%
Bloomberg U S Aggregate Bond Index [Member] | Investment Quality Bond Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%											(0.04%)			1.64%
Bloomberg U S Aggregate Bond Index [Member] | Investment Quality Bond Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%											(0.04%)			1.64%
Bloomberg U S Aggregate Bond Index [Member] | Investment Quality Bond Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%											(0.04%)			1.64%
Bloomberg Municipal Bond Index [Member] | Municipal Bond Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%											1.02%			2.43%
Bloomberg Municipal Bond Index [Member] | Municipal Bond Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%											1.02%			2.43%
Bloomberg Municipal Bond Index [Member] | Municipal Bond Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%											1.02%			2.43%
Morningstar Mod Aggressive Target Risk Index [Member] | Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.35%											9.00%	7.28%	[1]
Morningstar Mod Aggressive Target Risk Index [Member] | Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	18.35%											9.00%	7.28%	[2]
Morningstar Mod Aggressive Target Risk Index [Member] | Aggressive Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	18.35%											9.00%	7.28%	[3]
Morningstar Mod Conservative Target Risk Index [Member] | Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%											5.03%	4.72%	[4]
Morningstar Mod Conservative Target Risk Index [Member] | Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%											5.03%	4.72%	[5]
Morningstar Mod Conservative Target Risk Index [Member] | Conservative Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%											5.03%	4.72%	[6]
Morningstar Moderate Target Risk Index [Member] | Moderate Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.96%	[7]
Morningstar Moderate Target Risk Index [Member] | Moderate Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.96%	[8]
Morningstar Moderate Target Risk Index [Member] | Moderate Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.96%	[9]
Morningstar Moderate Target Risk Index [Member] | Moderately Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.96%	[10]
Morningstar Moderate Target Risk Index [Member] | Moderately Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.96%	[11]
Morningstar Moderate Target Risk Index [Member] | Moderately Aggressive Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.96%	[12]
Morningstar Moderate Target Risk Index [Member] | Moderately Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.92%	[13]
Morningstar Moderate Target Risk Index [Member] | Moderately Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.92%	[14]
Morningstar Moderate Target Risk Index [Member] | Moderately Conservative Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%											6.95%	5.92%	[15]

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[2]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[3]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[4]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[5]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[6]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[7]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[8]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[9]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[10]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[11]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[12]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[13]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[14]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[15]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.